Cover	Oct. 29, 2021
Cover [Abstract]
Entity Registrant Name	GROWLIFE, INC.
Entity Central Index Key	0001161582
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 29, 2021
Entity Incorporation State Country Code	DE
Entity File Number	000-50385
Entity Tax Identification Number	90-0821083
Entity Address Address Line 1	11335 NE 122nd Way
Entity Address Address Line 2	Suite 105
Entity Address City Or Town	Kirkland
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98034
City Area Code	866
Local Phone Number	781-5559
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false